Taxes to Recover - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 2,519,658	R$ 1,889,695
Profit or loss on provision	746,962	338,110
ICMS [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	1,129,325	872,670
PIS and COFINS [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 1,297,029	930,570
Oxiteno S.A. and Oxiteno Nordeste [member] | Top of range [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	5 years
Other Subsidiaries [member] | Top of range [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	2 years
Subsidiaries Oxiteno S.A., Empresa Carioca de Produtos Químicos S.A. (“EMCA”) e Oleoquímica Indústria e Comércio de Produtos Químicos Ltda. (“Oleoquímica”) [member] | ICMS [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 195,037	151,393
Subsidiaries Ipiranga Produtos de Petróleo S.A. (“IPP”), Bahiana Distribuidora de Gás Ltda. (“Bahiana”), Ultragaz, AMPM, Iconic Lubrificantes S.A. (“Iconic”) [member] | ICMS [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	754,882	563,565
Subsidiary Extrafarma [member] | ICMS [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	179,405	157,713
Subsidiaries Extrafarma, Tropical Transportes Ipiranga Ltda (“Tropical”), EMCA, Oleoquímica and Oxiteno S.A. [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	645,978	391,544
Brazilian Federal Revenue Service [member] | PIS and COFINS [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 651,051	R$ 539,026